OneMain Acquisition - Purchase Price Allocation (Details) (10-K) - USD ($)						12 Months Ended
	Sep. 30, 2016	Nov. 15, 2015	Nov. 15, 2015	Oct. 31, 2015	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Cash consideration						$ 3,902,000,000	$ 0	$ 0
Fair value of liabilities assumed:
Goodwill	$ 1,422,000,000					$ 144,000,000,000	$ 0
OneMain [Member]
Business Acquisition [Line Items]
Cash consideration	4,455,000,000	$ 45,000,000	$ 4,500,000,000	$ 4,478,000,000	$ 447,800,000,000
Fair value of assets acquired:
Cash and cash equivalents (a)	958,000,000			95,800,000,000	95,800,000,000
Investment securities	1,294,000,000			129,400,000,000	129,400,000,000
Personal loans	8,795,000,000			880,100,000,000	880,100,000,000
Intangibles (b)	558,000,000
Other assets	244,000,000			24,700,000,000	24,700,000,000
Fair value of liabilities assumed:
Long-term debt	(7,725,000,000)			(772,500,000,000)	(772,500,000,000)
Unearned premium, insurance policy and claims reserves	(936,000,000)			(93,600,000,000)	(93,600,000,000)
Other liabilities	(155,000,000)			(15,600,000,000)	(15,600,000,000)
Goodwill	$ 1,422,000,000			144,000,000,000	144,000,000,000
Unearned premiums and claims reserves				$ 40,900,000,000	$ 40,900,000,000